Pacific Financial Group MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX
PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class R Shares PFADX
PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX
PFG BR Target Allocation Equity Strategy Fund	Class R Shares PFESX
PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX
PFG Janus Henderson® Tactical Income Strategy Fund	Class R Shares PFTSX
PFG PIMCO Active Core Bond Strategy Fund	Class R Shares PFDOX
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Class R Shares PFFBX
PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX
PFG Invesco® Equity Factor Rotation Strategy Fund	Class R Shares PFIOX
PFG Global Equity Index Strategy Fund	Class R Shares PFSGX
PFG US Equity Index Strategy Fund	Class R Shares PFSSX

(each a series of Northern Lights Fund Trust)

Supplement dated November 3, 2025 to

the Statement of Additional Information dated August 28, 2025

Effective immediately, the following change has been made.

The fourth paragraph under the section entitled: “Policies and Procedures for Disclosure of Portfolio Holdings” located on page 26 of the Statement of Additional Information has been replaced with the following:

The quarterly portfolio holdings for each Fund may be posted on the Funds’ website, www.TPFG.com, as early as one week after the end of a quarter. The Funds may also choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently than quarterly on a confidential basis.

This Supplement and the existing Prospectus and the Statement of Additional Information dated August 28, 2025, as amended, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-888-451-TPFG.